Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Non-controlling Interests (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2023
Bank Of Nova Scotia Chile SA [Member]
Disclosure of noncontrolling interests [Line Items]
Percentage increase in ownership interest in subsidiaries		16.80%
Scotiabank Colpatria, S.A. [member]
Disclosure of noncontrolling interests [Line Items]
Percentage increase in ownership interest in subsidiaries	55.98%